Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 12, 2013
Gain / (loss) on sale of vessel	$ (2,543)	$ (518)	$ 2,796
Secondhand Containership vessel MSC Ulsan, MSC Koroni (ex Koroni), MSC Itea (ex Kyparissia), Stadt Luebeck and Messini [Member]
Vessels' cost			73,000
Containership vessel Gather, Gifted, Genius I and Horizon [Member]
Vessels' disposal price			22,110
Gain / (loss) on sale of vessel			(2,796)
MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage [Member]
Vessels' cost		689,112
Venetiko, Petalidi, Ensenada Express and X-Press Padma [Member]
Vessels' cost		51,853
Petalidi, Ensenada Express and X-Press Padma under Framework Agreement with York [Member]
Participation in the share capital of shipowning companies by counter party				51.00%
Neapolis, Areopolis and Lakonia acquisition [Member]
Vessels' cost	27,740
MSC Washington, MSC Austria and MSC Antwerp disposal [Member]
Vessels' disposal price		23,809
Gain / (loss) on sale of vessel		518
Konstantina, MSC Kyoto and Akritas disposal [member]
Vessels' disposal price	24,329
Gain / (loss) on sale of vessel	2,543
Vessels, Net, Additional Information [Member]
Carrying value of vessels provided as collaterals to secure loans	$ 1,939,812
Number of vessels provided as collaterals to secure loans	46